Global minimum top-up tax	12 Months Ended
Jun. 30, 2025
Global minimum top-up tax
Global minimum top-up tax

26.    Global minimum top-up tax

The Group falls within the scope of the OECD model rules of the second pillar for the national implementation of the global minimum tax (Pillar Two). The implementation into German law took place through the introduction of a minimum tax law in December 2023, which applies to all financial years beginning after December 30, 2023.

LuxExperience Group applies the exemption in accounting standard IAS 12 for the recognition and disclosure of information on deferred tax assets and liabilities in connection with income taxes from global minimum taxation.

For fiscal year 2025 LuxExperience Group is making use of the Transitional CbCR Safe Harbour exemption. In each jurisdiction, at least one CbCR Safe Harbour Test was successfully passed, leading to no tax expenses associated with Pillar Two taxes for the fiscal year 2025. We are supported by tax specialists in the application, implementation and compliance of the Pillar Two legislation.